Taxation - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
At beginning of the year	¥ (2,207,498)	$ (320,057)	¥ (1,597,607)	¥ (1,263,732)
Changes of valuation allowance	(232,599)	(33,724)	(609,891)	(333,875)
At end of the year	¥ (2,440,097)	$ (353,781)	¥ (2,207,498)	¥ (1,597,607)